August 15, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Variable Funds (File Nos. 002-51739 and 811-02514)
Registration Statement on Form N-14

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Funds (“Registrant”).  This Form N-14 is being filed in connection with the reorganization of ING Core Growth and Income Portfolio (formerly ING Janus Contrarian Portfolio) (“Acquired Portfolio”) with and into ING Growth and Income Portfolio (“Acquiring Portfolio”), in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the known liabilities of the Acquired Portfolio.  The Acquired Portfolio is a series of ING Investors Trust and the Acquiring Portfolio is a series of the Registrant.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 704.339.3164 or Kristen Freeman at 480.477.2650.

Very truly yours,

/s/ Corey F. Rose
Corey F. Rose

Attachments